Significant Related Party Transactions - Summary of Transactions Between Related Parties (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)	Dec. 31, 2022 MYR (RM)
Balance with related parties (common shareholders)
Amounts receivable, related party transactions	$ 1,590		RM 427,677	RM 3,014,790	RM 7,000
Amounts payable, related party transactions	814,684		9,964,078	29,967	3,586,646
Revenue from rendering of services, related party transactions	$ 296,304	RM 1,304,478	9,603,213
V Invesco Sdn Bhd One [Member]
Balance with related parties (common shareholders)
Relationship	Common shareholder	Common shareholder
Nature	Non-trade nature	Non-trade nature
Description	Advances paid to V Invesco Sdn Bhd	Advances paid to V Invesco Sdn Bhd
Commitments made on behalf of entity, related party transactions	$ (46,013)	RM (202,574)	393,810
V Invesco Sdn Bhd One [Member] | Trade receivables [member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions	296,587				1,305,724
V Invesco Sdn Bhd One [Member] | Non Trade Receivables [Member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions			393,810
V Invesco Sdn Bhd One [Member] | Non Trade Payables [Member]
Balance with related parties (common shareholders)
Amounts payable, related party transactions	$ 46,013		0		202,574
Hoo Voon Him One [Member]
Balance with related parties (common shareholders)
Relationship	Director	Director
Nature	Non-trade nature	Non-trade nature
Description	Advance paid to Director which was repaid in 2021.	Advance paid to Director which was repaid in 2021.
Commitments made on behalf of entity, related party transactions				3,014,790
Hoo Voon Him One [Member] | Non Trade Receivables [Member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions				3,014,790
Hoo Voon Him One [Member] | Non Trade Payables [Member]
Balance with related parties (common shareholders)
Amounts payable, related party transactions	219,602		2,129,088		966,797
VC Acquisition Limited [Member] | Non Trade Receivables [Member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions			4,220
VC Acquisition II Limited [Member] | Non Trade Receivables [Member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions			4,220
V Capital Kronos Limited [Member] | Non Trade Receivables [Member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions			5,580
Imej jiwa SB [Member] | Non Trade Receivables [Member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions			18,613
V Invesco Fund (L) Limited [Member] | Non Trade Receivables [Member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions
Elmu E Sdn Bhd [Member] | Non Trade Receivables [Member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions	681				3,000
Biosecure Integrators Sdn Bhd [Member] | Non Trade Receivables [Member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions	909				4,000
V Invesco Limited [Member] | Non Trade Receivables [Member]
Balance with related parties (common shareholders)
Amounts receivable, related party transactions			1,234
V Capital Sdn Bhd One [Member]
Balance with related parties (common shareholders)
Relationship	Common shareholder	Common shareholder
Nature	Trade nature	Trade nature
Description	Purchase of technology consultancy services	Purchase of technology consultancy services
Purchase of technology consultancy services			2,000,000
V Capital Sdn Bhd One [Member] | Trade Payables [Member]
Balance with related parties (common shareholders)
Amounts payable, related party transactions			2,000,000
V Capital Sdn Bhd One [Member] | Non Trade Payables [Member]
Balance with related parties (common shareholders)
Amounts payable, related party transactions	$ 419,143		5,834,990	29,967	1,845,275
Hoo Voon Him Two [Member]
Balance with related parties (common shareholders)
Relationship	Director	Director
Nature	Non-trade nature	Non-trade nature
Description	Advance receipt from Director	Advance receipt from Director
Commitments made on behalf of entity, related party transactions	$ (219,602)	RM (966,797)	(1,428,088)
Noraini [Member] | Non Trade Payables [Member]
Balance with related parties (common shareholders)
Amounts payable, related party transactions	107,212				472,000
V Consortium Sdn Bhd [Member] | Non Trade Payables [Member]
Balance with related parties (common shareholders)
Amounts payable, related party transactions	$ 22,714				RM 100,000
V Invesco Sdn Bhd Two [Member]
Balance with related parties (common shareholders)
Relationship	Common shareholder	Common shareholder
Nature	Trade nature	Trade nature
Description	Sale of services	Sale of services
Revenue from rendering of services, related party transactions	$ 296,304	RM 1,304,478
V Capital Sdn Bhd Two [Member]
Balance with related parties (common shareholders)
Relationship	Common shareholder	Common shareholder
Nature	Trade nature	Trade nature
Description	Purchase of services	Purchase of services
Purchase of services			2,227,465	402,250
V Capital Sdn Bhd Three [Member]
Balance with related parties (common shareholders)
Relationship	Common shareholder	Common shareholder
Nature	Non-trade nature	Non-trade nature
Description	Advances paid by V Capital Sdn Bhd	Advances paid by V Capital Sdn Bhd
Commitments made on behalf of entity, related party transactions	$ (419,143)	RM (1,845,275)	(5,834,990)	(29,967)
Treasure Global Inc one [Member]
Balance with related parties (common shareholders)
Relationship	Common Director	Common Director
Nature	Trade nature	Trade nature
Description	Sale of business consultancy fee	Sale of business consultancy fee
Revenue from rendering of services, related party transactions			9,603,213
Treasure Global Inc Two [Member]
Balance with related parties (common shareholders)
Relationship	Common Director	Common Director
Nature	Non-trade nature	Non-trade nature
Description	Investment in shares	Investment in shares
Investment in shares			RM 34,221,879